Intangible Assets Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 23,264	$ 541
Weighted Average Life	14 years	6 years
Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 11,619	$ 7
Weighted Average Life	24 years	5 years
Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 10,947	$ 522
Weighted Average Life	4 years	7 years
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 660	$ 0
Weighted Average Life	4 years	0 years
Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 38	$ 12
Weighted Average Life	4 years	3 years